Financial obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Financial obligations [Line Items]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]

(a)This caption is made up as follow:

	2019	2018
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A.(b)
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(2,504)	(3,618)
	272,496	271,382
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – New financial obligation (c)	161,894	—
Debt issuance costs	(709)	—
	161,185	—
Banco de Crédito del Perú – Finance leaseback	—	94,490
Debt issuance costs (c)	—	(976)
	—	93,514
Banco de Crédito del Perú - Mid-term financial obligation (c)	—	75,000
	161,185	168,514
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	130,504	147,166

Obligations for leases, note 2.3 and (g)	7,503	—
Total financial obligations	571,688	587,062

Classification by maturity:
Current portion	265,692	46,166
Non-current portion (e)	305,996	540,896

Total financial obligations	571,688	587,062

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

(e)The long-term portion of the financial obligations held by the Group matures as follows:

	2019	2018
	US$(000)	US$(000)

Between 1 and 2 years	133,091	278,397
Between 2 and 5 years	127,463	266,625
More than 5 years	48,566	—
	309,120	545,022
Debt issuance costs	(3,124)	(4,126)

	305,996	540,896

Disclosure of reconciliation of liabilities arising from financing activities [text block]

(f)Below is presented the movement:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	587,062	633,083	592,342
New obligations	161,894	—	80,000
New lease obligations, note 2.3	19,885	—	—
Payments of financial obligations	(186,152)	(45,222)	(32,599)
Payments of obligations for leases	(7,596)	—	—
Increase of debt issuance costs	(728)	—	(480)
Movement of lease obligations	(4,786)	—	—
Accrual of debt issuance costs in results, note 27(a)	2,109	1,024	909
Exchange difference	—	384	(165)
Increase in interest for debt restructuring	—	(2,207)	—
Accrual of debt issuance costs capitalized	—	—	272
Sale of asset under lease agreement	—	—	(7,196)

Final balance	571,688	587,062	633,083

Schedule of lease liabilities

Lease liabilities related to the right in use are:

2019
US$(000)

Buildings	5,296
Transportation units	1,429
Machinery and equipment	778

7,503
Classification by maturity:
Current portion	3,692
Non-current portion	3,811
7,503

Schedule of Future minimum rentals payable	Future minimum rentals payable as of December 31 are the following:

	2019	2018
	US$(000)	US$(000)

Within one year	1,470	1,543
After one year but not more than five years	3,697	5,787
	5,167	7,330

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes and accruals, as of December 31, 2019 and 2018:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2019
Trade accounts payable	—	224,675	245	—	—	224,920
Accounts payable - related parties	—	4,014	—	10,074	—	14,088
Other financial liabilities	—	3	8,852	825,877	76,943	911,675
Other accounts payable	—	40,357	59,023	72,759	289,705	461,844
Total	—	269,049	68,120	908,710	366,648	1,612,527
As of December 31, 2018
Trade accounts payable	—	231,080	56	—	—	231,136
Accounts payable - related parties	—	6,014	—	8,860		14,874
Other financial liabilities	—	—	—	1,022,810		1,022,810
Other accounts payable	—	7,472	93,782	183,824	31,246	316,324
Total	—	244,566	93,838	1,215,494	31,246	1,585,144